Cash (Details Textual) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Cash and Cash Equivalents [Line Items]
Restricted cash	5,242	3,076
Financial Institution for Banking Arrangements [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash	666	635
Third Party Lender [Member]
Cash and Cash Equivalents [Line Items]
Restricted cash	4,575	2,441